Nationwide BNY Mellon Dynamic US Core Fund Expense Example - Nationwide BNY Mellon Dynamic US Core Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 656
Expense Example, with Redemption, 3 Years	832
Expense Example, with Redemption, 5 Years	1,023
Expense Example, with Redemption, 10 Years	1,573
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	401
Expense Example, with Redemption, 5 Years	695
Expense Example, with Redemption, 10 Years	1,532
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	165
Expense Example, with Redemption, 5 Years	289
Expense Example, with Redemption, 10 Years	651
Institutional Service Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	338
Expense Example, with Redemption, 10 Years	760
Eagle Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	171
Expense Example, with Redemption, 5 Years	300
Expense Example, with Redemption, 10 Years	$ 675